Commitments, contingencies and operating risks (Tables)	3 Months Ended
Mar. 31, 2020
Commitments, contingencies and operating risks
Summary of analysis of changes in loss allowances for commitments

An analysis of changes in the ECL allowances due to change in corresponding gross carrying amounts for the three months ended March 31 was the following:

	2019	2020
ECL allowance as of January 1,	(84)	(98)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(17)	25
Amounts written off	—	—
ECL allowance as of March 31	(101)	(73)